Offerings	Apr. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99941
Maximum Aggregate Offering Price	$ 499,705,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,504.84
Offering Note
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the
Company’s
Registration
Statement
on Form
S-3
(File
No. 333-280982)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 2030 Notes
Amount of Registration Fee	$ 0
Offering Note
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the
Company’s
Registration
Statement
on Form
S-3
(File
No. 333-280982)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.